Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity
Schedule of remaining new shares held in treasury under management compensation plan

	2024		2023		2022
Treasury shares	Shares	USD	Shares	USD	Shares	USD
At January 1	2,251,123	4,322	2,396,015	4,600	2,485,445	4,772
Transfer of treasury shares to executives and key employees	(118,798)	(228)	(144,892)	(278)	(89,430)	(172)
At December 31	2,132,325	4,094	2,251,123	4,322	2,396,015	4,600

Schedule of movements of other reserves

	2024	2023	2022
At the beginning of the year	(1,313,888)	(1,314,025)	(1,321,211)
Change in participations (*)	(4,641)	12	6,682
Share-based compensation reserve (Note 30)	1,143	1,055	667
Execution of share-based compensation reserve	(1,033)	(949)	(510)
Hedge reserve net of income tax	(1,249)	—	—
Remeasurement of defined benefit obligations net for income tax	(14)	19	347
	(1,319,682)	(1,313,888)	(1,314,025)

(*) This consists mainly in change in participations in CASA, see Note 25 e).

Schedule of movements of the reserve of other comprehensive income / (loss)

						Transfer from
		Remeasurement		Share of other	Income	shareholders
	Currency	of defined		comprehensive	Tax	equity – currency
	translation	benefit	Cash flow	loss from	effect	translation
	adjustments	obligations (*)	hedge (*)	associates	(*)	differences	Total

Balances at January 1, 2024	(505,015)	532	—	(41,239)	(115)	63,402	(482,435)
Other comprehensive income/(loss) for the year	366,362	(3)	(1,643)	19	383	—	365,118
For the year ended December 31, 2024	(138,653)	529	(1,643)	(41,220)	268	63,402	(117,317)

Balances at January 1, 2023	(273,378)	520	—	(41,169)	(122)	63,402	(250,747)
Other comprehensive income/(loss) for the year	(231,637)	12	—	(70)	7	—	(231,688)
For the year ended December 31, 2023	(505,015)	532	—	(41,239)	(115)	63,402	(482,435)

Balances at January 1, 2022	(343,837)	120	—	(41,212)	(69)	63,402	(321,596)
Other comprehensive income/(loss) for the year	70,459	400	—	43	(53)	—	70,849
For the year ended December 31, 2022	(273,378)	520	—	(41,169)	(122)	63,402	(250,747)

(*) Income tax relating to OCI amounts to Remeasurement of defined benefit obligations and cash flow hedge. The movement was recognized as other comprehensive income / (loss) of other reserves.

Schedule of movements of the non- controlling interest

	2024	2023	2022
At the beginning of the year	78,929	146,274	303,877
Shareholder contributions (1)	—	9,424	24,170
Income / (loss) for the year	25,238	(13,039)	(2,531)
Redemption of preferred shares (f)	—	—	(182,336)
Other comprehensive income / (loss)
Currency translation	99,841	(50,047)	20,646
Remeasurement of defined benefit obligations	(10)	(20)	616
Cash flow hedge	(1,874)	—	—
Reserve for income tax	441	5	(104)
	98,398	(50,062)	21,158
Changes in non-controlling interest
Changes in the participations –acquisitions (2)	(26,499)	(12)	(6,682)
Dividends paid (3)	(27,380)	(13,656)	(11,382)
	(53,879)	(13,668)	(18,064)
Non-controlling interest at the end of the year	148,686	78,929	146,274

(1) Corresponds mainly to contributions made by the non-controlling interest in ICAB.

(2) As of December 31, 2024 mainly corresponds to an acquisition performed in October 2024 when Cedicor S.A. purchased for USD 30,949 the participation of the non-controlling interest, becoming the owner of 100% of Corporación America S.A.’s shares. In 2022, corresponds mainly to contributions of Cedicor S.A. in CASA capitalized on December 1, 2022, increasing its participation from 97.2% to 97.22%.

(3) As of December 31, 2024, dividend payments approved during the year to non-controlling interest for USD 12,435 remain pending.